Stockholders' Equity	12 Months Ended
Sep. 28, 2024
Stockholders' Equity [Abstract]
Stockholders' Equity

10.  Stockholders’ Equity

Share Repurchases

During fiscal 2024, the Company repurchased approximately 2.0 million shares for $120 million, at an average price of $59.39. During fiscal 2023, the Company repurchased approximately 9.8 million shares for $607 million, at an average price of $61.00.

All share repurchases were immediately retired. Common stock was reduced by the number of shares retired at $0.01 par value per share. The Company allocates the excess purchase price over par value between additional paid-in capital and retained earnings. As of fiscal 2024, authorized repurchases of $321 million remain available to the Company.

Equity Incentive Plans

The Company has shareholder-approved stock plans under which options and restricted stock units have been granted to employees at the market value of the Company’s stock on the date of grant. The impact on equity incentive plans from discontinued operations is not material. In fiscal 2021, the Company amended the 2015 Berry Global Group, Inc. Long-Term Incentive Plan to authorize the issuance of 20.8 million shares, an increase of 8.3 million shares from the previous authorization. The intrinsic value of options exercised in fiscal 2024 was $34 million.

Information related to the equity incentive plans as of the fiscal years ended are as follows:

	2024		2023
	Number	Weighted	Number	Weighted
	of Shares	Average	of Shares	Average
	(in thousands)	Exercise Price	(in thousands)	Exercise Price
Options outstanding, beginning of period	11,836	$49.36	11,656	$47.33
Options granted	1,086	64.62	1,343	56.93
Options exercised	(1,411)	37.78	(1,041)	35.85
Options forfeited or cancelled	(110)	53.63	(122)	53.96
Options outstanding, end of period	11,401	$52.21	11,836	$49.36

Option price range at end of period	$21.00-66.47		$21.00-66.47
Options exercisable at end of period	7,898		7,349
Weighted average fair value of options granted during period	$21.25		$17.53

Generally, options vest annually in equal installments commencing one year from the date of grant and have a vesting term of either four or five years, depending on the grant date, and an expiration term of 10 years from the date of grant. The fair value for options granted has been estimated at the date of grant using a Black-Scholes model using the following key assumptions:

	2024	2023
Risk-free interest rate	4.5%	3.8%
Dividend yield	1.7%	1.7%
Volatility factor	30.6%	31.0%

The following table summarizes information about the options outstanding as of fiscal 2024:

Intrinsic Value	Weighted	Number	Intrinsic Value	Unrecognized	Weighted
of Outstanding	Remaining	Exercisable	of Exercisable	Compensation	Recognition
(in millions)	Contractual Life	(in thousands)	(in millions)	(in millions)	Period
$119	5.4 years	7,898	$102	$50	1.1 years

The Company’s issued restricted stock units generally vest in equal installments over four years. Compensation cost is recorded based upon the fair value of the shares at the grant date.

	2024		2023
	Number	Weighted	Number	Weighted
	of Shares	Average	of Shares	Average
	(in thousands)	Grant Price	(in thousands)	Grant Price
Awards outstanding, beginning of period	660	$58.82	354	$61.99
Awards granted	525	61.95	434	56.93
Awards vested	(215)	58.74	(105)	61.46
Awards forfeited or cancelled	(25)	60.93	(23)	59.75
Awards outstanding, end of period	945	$60.52	660	$58.82

The Company had equity incentive shares available for grant of 2.9 million and 5.0 million as of September 28, 2024 and September 30, 2023, respectively.